Other Current and Non-current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Provisions	[1]	$ 620	$ 718
Interest payable		92	86
Other accounts payable and accrued expenses	[2]	233	267
Contract liabilities with customers	[3]	257	201
Other current liabilities		$ 1,202	$ 1,272

[1]	Current provisions primarily consist of accrued employee benefits, insurance payments, accruals for legal assessments and others. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.
[2]	As of December 31, 2021 and 2020, includes $7 and $19, respectively, of the current portion of other taxes payable in Mexico.
[3]	As of December 31, 2021 and 2020, contract liabilities with customers included $219 and $161, respectively, of advances received from customers, as well as in 2021 and 2020 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $4 and $4, respectively.